Shareholders' equity - Stock option plan (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate number of shares issuable as a percentage of Company's issued and outstanding shares at grant date (percent)	10.00%
Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Option exercisable period, maximum	10 years
Number of options issued (shares)	0	0
Number of options exercised (shares)	0	150,000
Number of options exercisable (shares)	12,500	12,500
Number of options exercisable (shares)	12,500	12,500
Weighted average share price (in CAD per share) | $ / shares	$ 27.30
Weighted average remaining contractual life of outstanding share options	2 years 4 months 24 days